Game operation cost (Tables)	12 Months Ended
Dec. 31, 2023
Game operation cost
Schedule of game operation cost

	2024	2023	2022
Employee benefits expenses	(30,790)	(39,155)	(35,282)
Technical support services	(16,563)	(12,514)	(8,754)
Depreciation and amortization	(3,393)	(3,925)	(3,323)
	(50,746)	(55,594)	(47,359)